Statement of Changes in Shares Subject to Possible Redemption and Stockholders' Equity (Deficit) (Parenthetical) - $ / shares			3 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Statement
Number of shares issued			2,012,500	2,012,500
Purchase price per unit			$ 10.25	$ 10.25
Initial Public Offering
Statement
Number of units sold		7,000,000	8,050,000	8,050,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10	$ 10
Exercise price of warrants		$ 11.50
Over-allotment option
Statement
Number of units sold	1,050,000	1,050,000
Purchase price per unit			$ 11.50	$ 11.50
Issuance of underwriter units			40,250	40,250
Private Placement | Units
Statement
Number of units sold				55,000
Purchase price per unit				$ 10
$15 strike warrants | Private Placement
Statement
Exercise price of warrants			$ 15		$ 15
$15 strike warrants | Private Placement | Warrants
Statement
Sale of private placement warrants (in shares)			1,000,000	1,000,000
Exercise price of warrants				$ 15
Warrant share price at $10 | Private Placement
Statement
Number of units sold			55,000
Purchase price per unit			$ 10
$11.50 strike warrants | Warrants
Statement
Sale of private placement warrants (in shares)			3,950,000
Exercise price of warrants			$ 11.50
$11.50 strike warrants | Private Placement | Warrants
Statement
Sale of private placement warrants (in shares)				3,950,000
Exercise price of warrants			$ 11.50	$ 11.50